Income Taxes (Details) - Schedule of income tax recognized in profit or loss - MXN ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019	Dec. 31, 2018
Schedule of income tax recognized in profit or loss [Abstract]
Current tax	$ 576,834	$ 229,900	$ 158,545
Deferred tax expense (benefit)	(34,066)	2,792	(8,366)
Income tax recognized in profit or loss	$ 542,768	$ 232,692	$ 150,179